Secured bank loans (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Secured bank loans (Textual)
Interest rates on short-term loans	7.16%	7.73%	5.84%
Interest rates on long-term loans	9.165%	7.68%
Amount required to be deposit with banks for issuance of banker’s acceptance bills	Equal to 50% to 60% of the bills amount	equal to 50% of the bills amount
Property, plant and equipmen pledged to bank	$ 6,785,783	$ 4,050,994	$ 5,200,369
Land use rights carrying amount pledged to bank	4,451,809	1,127,907	5,239,133
Account receivables pledged to bank	947,280
Restricted cash	$ 762,722	$ 1,052,096	$ 1,334,868